Other Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves

	2024	2023	2022
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	18	3	44
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	37,043	33,701	30,027
Share-based payments	2,284	3,907	5,133
Exercise of share options	(330)	(277)	(362)
Forfeiture of share options	(638)	(50)	(243)
Lapse of share options	(2,083)	(238)	(854)
Balance at end of year	36,276	37,043	33,701
Total other reserves	78,421	79,173	75,872